Accrued expenses and other current liabilities - Product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product warranty activities
Balance at the beginning	¥ 4,185	¥ 5,440	¥ 1,374
Provided during the year	52,693	59,599	36,350
Utilized during the year	(51,827)	(60,854)	(32,284)
Balance at the end	¥ 5,051	¥ 4,185	¥ 5,440